Other Assets, Net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization expense	$ 0.8	$ 0.9	$ 2.7	$ 2.7	$ 3.6	$ 3.4
Impairment of capitalized content						$ 2.3
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]						Other Nonoperating Income (Expense)